UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON MANAGER SELECT

LARGE CAP GROWTH FUND

FORM N-Q

JUNE 30, 2011

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill Inc.	21	$6,472	*

Internet & Catalog Retail - 2.8%
Amazon.com Inc.	206	42,125	*
Liberty Media Holding Corp., Interactive Group, Series A Shares	400	6,708	*
Priceline.com Inc.	11	5,631	*

Total Internet & Catalog Retail		54,464

Media - 7.7%
Cablevision Systems Corp., New York Group, Class A Shares	800	28,968
Comcast Corp., Class A Shares	200	5,068
Comcast Corp., Special Class A Shares	1,800	43,614
DIRECTV, Class A Shares	300	15,246	*
Discovery Communications Inc., Class A Shares	100	4,096	*
Discovery Communications Inc., Class C Shares	100	3,655	*
Liberty Global Inc., Series A Shares	100	4,504	*
Liberty Global Inc., Series C Shares	100	4,270	*
Liberty Media Holding Corp., Capital Group, Series A Shares	100	8,575	*
Madison Square Garden Inc., Class A Shares	200	5,506	*
Sirius Satellite Radio Inc.	1,949	4,268	*
Viacom Inc., Class B Shares	100	5,100
Walt Disney Co.	442	17,256
World Wrestling Entertainment Inc., Class A Shares	100	953

Total Media		151,079

Multiline Retail - 1.6%
Dollar Tree Inc.	267	17,787	*
Family Dollar Stores Inc.	123	6,465
Sears Holdings Corp.	36	2,572	*
Target Corp.	81	3,800

Total Multiline Retail		30,624

Specialty Retail - 2.7%
Bed Bath & Beyond Inc.	242	14,125	*
Chico’s FAS Inc.	351	5,346
Home Depot Inc.	448	16,227
Lowe’s Cos. Inc.	762	17,762

Total Specialty Retail		53,460

Textiles, Apparel & Luxury Goods - 0.9%
NIKE Inc., Class B Shares	199	17,906

TOTAL CONSUMER DISCRETIONARY		314,005

CONSUMER STAPLES - 6.6%
Beverages - 4.3%
Anheuser-Busch InBev NV, ADR	230	13,342
Coca-Cola Co.	272	18,303
Diageo PLC, ADR	215	17,602
PepsiCo Inc.	513	36,131

Total Beverages		85,378

Food & Staples Retailing - 0.9%
CVS Caremark Corp.	454	17,061

Household Products - 1.4%
Procter & Gamble Co.	430	27,335

TOTAL CONSUMER STAPLES		129,774

ENERGY - 12.6%
Energy Equipment & Services - 6.1%
Cameron International Corp.	90	4,526	*
Core Laboratories NV	200	22,308
Halliburton Co.	218	11,118
Nabors Industries Ltd.	747	18,406	*
National-Oilwell Varco Inc.	200	15,642
Schlumberger Ltd.	180	15,552
Weatherford International Ltd.	1,700	31,875	*

Total Energy Equipment & Services		119,427

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	600	$46,056
Apache Corp.	140	17,275
CONSOL Energy Inc.	463	22,446
Exxon Mobil Corp.	531	43,213

Total Oil, Gas & Consumable Fuels		128,990

TOTAL ENERGY		248,417

EXCHANGE TRADED FUNDS - 0.4%
PowerShares DB US Dollar Index Bullish Fund	401	8,513	*

FINANCIALS - 6.9%
Capital Markets - 3.5%
BlackRock Inc.	184	35,293
Charles Schwab Corp.	1,825	30,021
Cohen & Steers Inc.	100	3,315

Total Capital Markets		68,629

Commercial Banks - 0.7%
Fulton Financial Corp	189	2,024
Wells Fargo & Co.	431	12,094

Total Commercial Banks		14,118

Consumer Finance - 0.7%
American Express Co.	254	13,132

Diversified Financial Services - 0.9%
CME Group Inc.	30	8,748
Nasdaq OMX Group Inc.	348	8,804	*

Total Diversified Financial Services		17,552

Insurance - 0.2%
Fidelity National Financial Inc., Class A Shares	302	4,754

Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	400	5,116
First Niagara Financial Group Inc.	416	5,491
New York Community Bancorp Inc.	400	5,996

Total Thrifts & Mortgage Finance		16,603

TOTAL FINANCIALS		134,788

HEALTH CARE - 19.2%
Biotechnology - 9.3%
Amgen Inc.	766	44,696	*
Biogen Idec Inc.	672	71,850	*
Celgene Corp.	718	43,310	*
Human Genome Sciences Inc.	85	2,086	*
ImmunoGen Inc.	100	1,219	*
Myriad Genetics Inc.	403	9,152	*
Vertex Pharmaceuticals Inc.	200	10,398	*

Total Biotechnology		182,711

Health Care Equipment & Supplies - 2.8%
Covidien PLC	300	15,969
Medtronic Inc.	506	19,496
Thermo Fisher Scientific Inc.	290	18,673	*

Total Health Care Equipment & Supplies		54,138

Health Care Providers & Services - 2.6%
UnitedHealth Group Inc.	1,000	51,580

Pharmaceuticals - 4.5%
Abbott Laboratories	327	17,207
Forest Laboratories Inc.	700	27,538	*
Johnson & Johnson	517	34,391
Valeant Pharmaceuticals International Inc.	178	9,249

Total Pharmaceuticals		88,385

TOTAL HEALTH CARE		376,814

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.4%
Goodrich Corp.	114	10,887

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Aerospace & Defense - continued
L-3 Communications Holdings Inc.	200	$17,490

Total Aerospace & Defense		28,377

Air Freight & Logistics - 1.1%
FedEx Corp.	115	10,908
United Parcel Service Inc., Class B Shares	160	11,669

Total Air Freight & Logistics		22,577

Airlines - 0.6%
Southwest Airlines Co.	1,008	11,511

Construction & Engineering - 1.0%
Fluor Corp.	100	6,466
Quanta Services Inc.	617	12,463	*

Total Construction & Engineering		18,929

Industrial Conglomerates - 3.3%
3M Co.	178	16,883
General Electric Co.	854	16,106
Tyco International Ltd.	300	14,829
United Technologies Corp.	197	17,437

Total Industrial Conglomerates		65,255

Machinery - 1.5%
Deere & Co.	70	5,771
Eaton Corp.	240	12,348
Pall Corp.	200	11,246

Total Machinery		29,365

Road & Rail - 0.3%
J.B. Hunt Transport Services Inc.	139	6,546

Trading Companies & Distributors - 0.4%
Fastenal Co.	94	3,383
MSC Industrial Direct Co. Inc., Class A Shares	54	3,581

Total Trading Companies & Distributors		6,964

TOTAL INDUSTRIALS		189,524

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 3.8%
Cisco Systems Inc.	1,850	28,879
F5 Networks Inc.	137	15,104	*
Juniper Networks Inc.	410	12,915	*
Nokia Corp., ADR	300	1,926
QUALCOMM Inc.	276	15,674

Total Communications Equipment		74,498

Computers & Peripherals - 5.9%
Apple Inc.	179	60,085	*
EMC Corp.	829	22,839	*
NetApp Inc.	170	8,973	*
SanDisk Corp.	400	16,600	*
Seagate Technology PLC	500	8,080

Total Computers & Peripherals		116,577

Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity Ltd.	300	11,028

Internet Software & Services - 4.0%
Akamai Technologies Inc.	293	9,221	*
eBay Inc.	1,191	38,433	*
Google Inc., Class A Shares	44	22,281	*
Rackspace Hosting Inc.	202	8,633	*

Total Internet Software & Services		78,568

IT Services - 1.0%
International Business Machines Corp.	9	1,544
Visa Inc., Class A Shares	220	18,537

Total IT Services		20,081

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Corp., Class A Shares	610	20,520	*
CoreLogic Inc.	426	7,118	*

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - continued
Cree Inc.	100	$3,359	*
Intel Corp.	300	6,648
NVIDIA Corp.	498	7,936	*
Standard Microsystems Corp.	100	2,699	*
Texas Instruments Inc.	450	14,774

Total Semiconductors & Semiconductor Equipment		63,054

Software - 5.4%
Adobe Systems Inc.	776	24,405	*
Advent Software Inc.	200	5,634	*
Autodesk Inc.	336	12,970	*
Microsoft Corp.	1,283	33,358
Nuance Communications Inc.	543	11,658	*
Oracle Corp.	370	12,177
Red Hat Inc.	119	5,462	*

Total Software		105,664

TOTAL INFORMATION TECHNOLOGY		469,470

MATERIALS - 2.5%
Chemicals - 2.0%
Monsanto Co.	405	29,379
Nalco Holding Co.	363	10,095

Total Chemicals		39,474

Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold Inc.	200	10,580

TOTAL MATERIALS		50,054

TOTAL INVESTMENTS - 97.7% (Cost - $1,618,179#)		1,921,359
Other Assets in Excess of Liabilities - 2.3%		44,736

TOTAL NET ASSETS - 100.0%		$1,966,095

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Manager Select Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,921,359	—	—	$1,921,359

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or

Notes to Schedule of Investments (unaudited) (continued)

if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$343,769
Gross unrealized depreciation	(40,589)

Net unrealized appreciation	$303,180

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	August 24, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 24, 2011